Annual Fund Operating Expenses - MassMutual Emerging Markets Debt Blended Total Return Fund	Jul. 01, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.89%	[2]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.95%	[2]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.16%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	2.08%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.89%	[2]

[1]	Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89%, for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.